SCHEDULE OF CONDENSED BALANCE SHEET (Details) - Globis Acquisition Corp [Member] - USD ($)		12 Months Ended
	Dec. 15, 2020	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Gross proceeds	$ 116,150,000		$ 115,000,000
Common Stock issuance costs	$ (216,841)		(2,516,841)
Accretion of carrying value to redemption value		$ 1,150,000	3,666,841
Common Stock subject to possible redemption		$ 117,300,000	$ 116,150,000